UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



                  Report for the Calendar Year or Quarter Ended: December 31,
2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

   /s/ Manish Chopra            New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:           $221,818
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12700                              Tiger Veda L.P.







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

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                          December 31, 2012



COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7     COLUMN 8

                                TITLE                     VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP    (X1000)  PRN AMT  PRN CALL    DISCRETION    MANGRS    SOLE   SHARED   NONE
APPLE INC                     COM              037833100   25,968   48,790  SH        SHARED-DEFINED   1                48,790
ASCENT CAP GROUP INC          COM SER A        043632108    9,285  149,909  SH        SHARED-DEFINED   1               149,909
AVIS BUDGET GROUP             COM              053774105   13,351  673,594  SH        SHARED-DEFINED   1               673,594
CARNIVAL CORP                 PAIRED CTF       143658300   10,957  298,000  SH        SHARED-DEFINED   1               298,000
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305    6,645   87,163  SH        SHARED-DEFINED   1                87,163
GOOGLE INC                    CL A             38259P508   26,461   37,400  SH        SHARED-DEFINED   1                37,400
GRACE W R & CO DEL NEW        COM              38388F108   11,026  164,000  SH        SHARED-DEFINED   1               164,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105    7,387  454,000  SH        SHARED-DEFINED   1               454,000
LORAL SPACE & COMMUNICATNS I  COM              543881106   28,412  519,800  SH        SHARED-DEFINED   1               519,800
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105   24,629  540,577  SH        SHARED-DEFINED   1               540,577
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105      214    4,700      CALL  SHARED-DEFINED   1                 4,700
PHILLIPS 66                   COM              718546104   16,461  310,000  SH        SHARED-DEFINED   1               310,000
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103   19,550  575,000  SH        SHARED-DEFINED   1               575,000
SCORPIO TANKERS INC           SHS              Y7542C106    6,463  908,983  SH        SHARED-DEFINED   1               908,983
SEACOR HOLDINGS INC           COM              811904101   15,009  179,100  SH        SHARED-DEFINED   1               179,100







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